Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022		Mar. 31, 2021
Derivative assets
Gross derivative balances, Derivative assets		¥ 18,162		¥ 16,006
Less: Amounts offset in the consolidated balance sheets		(16,608)		(14,786)
Total net amounts reported on the face of the consolidated balance sheets		1,554		1,220
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral		(432)		(240)
Net amount		1,122		980
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[2]	17,739		16,191
Less: Amounts offset in the consolidated balance sheets	[2],[3]	(16,079)		(14,697)
Total net amounts reported on the face of the consolidated balance sheets	[2],[4]	1,660		1,494
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral		(134)	[2],[5]	(310)
Net amount		1,526		1,184
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		709		904
Derivative liabilities
Gross derivative balances, Derivative liabilities		1,054		1,439
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		265		498
Derivative liabilities
Gross derivative balances, Derivative liabilities		403		790
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		9,486		8,456
Derivative liabilities
Gross derivative balances, Derivative liabilities		8,584		7,871
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		2,332		1,147
Derivative liabilities
Gross derivative balances, Derivative liabilities		2,309		1,146
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		120		29
Derivative liabilities
Gross derivative balances, Derivative liabilities		60		20
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		208		169
Derivative liabilities
Gross derivative balances, Derivative liabilities		276		251
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		223		282
Derivative liabilities
Gross derivative balances, Derivative liabilities		224		269
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		12		4
Derivative liabilities
Gross derivative balances, Derivative liabilities		14		3
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,806		4,516
Derivative liabilities
Gross derivative balances, Derivative liabilities		4,814		4,402
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		1		0
Derivative liabilities
Gross derivative balances, Derivative liabilities		1		0
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		0		1
Derivative liabilities
Gross derivative balances, Derivative liabilities		¥ 0		¥ 0

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2021, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥392 billion and ¥589 billion, respectively. As of March 31, 2022, the gross balance of such derivative assets and derivative liabilities was ¥458 billion and ¥671 billion, respectively.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2022, a total of ¥359 billion of cash collateral receivables and ¥652 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.